COMMITMENTS AND CONTINGENCIES - Legal Fees (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Legal Service Agreement-Blank Rome [Member]
Legal fees payment ,Terms	Once the Company recovers its expenses related to the litigation it is obligated to pay legal fees to Blank Rome LLP equal to 24% of the net royalty revenue received by the Company from its license agreement with D-Link
Legal fees	$ 41,000
Legal Service Agreement With Dovel And Luner For Litigation Filed In September 2011 [Member]
Legal fees payment ,Terms	Contingency fee ranging from 12.5% to 35% of net recovery (with certain exceptions)
Legal fees	206,000	344,000
Legal Service Agreement With Dovel And Luner For Litigation Settlement In July 2010 [Member]
Legal fees payment ,Terms	24% of royalties received after expenses
Legal fees	$ 1,611,000	$ 1,726,000
Legal Service Agreement With Dovel And Luner For Litigation Filed In May 2013 [Member]
Legal fees payment ,Terms	Contingency fee ranging from 25% to 40% of the net recovery